Related Party Transactions - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended						8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended					12 Months Ended
	Aug. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Mar. 31, 2012 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2014 Lafarge N.A. [Member]	Dec. 31, 2013 Lafarge N.A. [Member]	Aug. 30, 2013 Lafarge N.A. [Member] Predecessor [Member]	Dec. 31, 2012 Lafarge N.A. [Member] Predecessor [Member]	Dec. 31, 2011 Lafarge N.A. [Member] Predecessor [Member]	Feb. 10, 2014 Lone Star [Member]	Dec. 31, 2013 Lone Star [Member]	Feb. 10, 2014 Lone Star [Member] Subsequent Event [Member]	Dec. 31, 2012 Lone Star [Member] Predecessor [Member]	Dec. 31, 2011 Lone Star [Member] Predecessor [Member]
Related Party Transaction [Line Items]
Selling and administrative expenses	$ 7,457,000	$ 8,486,000	$ 8,340,000	$ 8,677,000	$ 7,795,000	$ 8,550,000	$ 9,209,000	$ 24,283,000	$ 34,231,000	$ 33,589,000			$ 4,900,000	$ 7,000,000	$ 9,700,000
Pension and other post-retirement benefits expense													7,600,000	11,900,000	8,000,000				11,900,000	8,000,000
Payment for services per month													119,000
Payment for services escalated per month											129,700	129,700
Percentage of actual cost paid for the services																	110.00%
Amount owed for agreement																	200,000
Termination fee included non-operating expense																$ 2,000,000		$ 2,000,000